Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related-Party Transactions
Related-Party Transactions

9.             Related-Party Transactions

There are certain related party entities that are joint interest and revenue partners in certain of the Company's properties. Amounts due from such related parties of approximately $912,000 and $734,000 at June 30, 2011 and December 31, 2010, respectively, are included in Accounts receivable in the Company's condensed consolidated balance sheets and represent joint interest owner receivables. Amounts due to such related parties of $7.2 million and $4.5 million at June 30, 2011 and December 31, 2010, respectively, are included in Revenues payable in the Company's condensed consolidated balance sheets and represent revenue owner payables.

14.          Related-Party Transactions

There are certain related party entities that are joint interest and revenue partners in certain of the Company's properties.  Amounts due from such related parties of approximately $734,000 and $7.9 million at December 31, 2010 and 2009, respectively, are included in Accounts receivable in the Company's consolidated balance sheets and represent joint interest owner receivables.  Amounts due to such related parties of $4.5 million and $6.0 million at December 31, 2010 and 2009, respectively, are included in Revenues payable in the Company's consolidated balance sheets and represent revenue owner payables.  The Company paid $84,000 in consulting fees to a related party in each of the years ended December 31, 2010, 2009 and 2008, and this is recorded in General and administrative expenses on the consolidated statements of operations.

A related party entity owned 100% by a majority shareholder is a working interest and revenue partner in certain of the Company's properties.  The related party entity executed a Joint Operating Agreement with the Company effective December 1, 2004, to participate in properties to be developed by the Company.  The entity receives joint interest bills from the Company for its respective share of lease and drilling costs.  The costs under these agreements owed to the Company at December 31, 2010 and 2009 totaled approximately $20,000 and $29,000, respectively, are included in accounts receivable in the Company's consolidated balance sheets, and represent joint interest owner receivables.  Revenues owed to the entity at December 31, 2010 and 2009 totaled $2.0 million and $1.9 million respectively, are included in revenues payable in the Company's consolidated balance sheets, and represent revenue owner payables.

Beginning in May 2002, the Lexington office space was leased from a related party entity owned 100% by a majority shareholder of the Company; total rent payments were approximately $213,000, $189,000 and $185,000 during 2010, 2009 and 2008, respectively.  See Note 15, Commitments and Contingencies for further information.